The Company has implemented the following classifications: (Details)	12 Months Ended
Feb. 29, 2024
Financial Cash [Member]
IfrsStatementLineItems [Line Items]
Classification	FVTPL
Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Classification	FVTPL
Financial Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost
Financial Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Classification	Amortized cost